SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-marketable equity investments (Details) ¥ in Millions, $ in Millions	Oct. 30, 2018 CNY (¥)	Oct. 30, 2018 USD ($)	Oct. 26, 2018 CNY (¥)	Oct. 26, 2018 USD ($)	Aug. 28, 2018 CNY (¥)	Aug. 28, 2018 USD ($)	Jun. 16, 2021
Hui Yue
Schedule of Equity Method Investments [Line Items]
Equity interest agreed to acquire			15.00%	15.00%	30.00%	30.00%
Agreed payment to acquire equity method investment			¥ 150	$ 21.8	¥ 300	$ 43.7
Period within which entity was required to pay the capital			30 years	30 years
Payment made to acquire equity method investment	¥ 20	$ 2.9
Beijing Fu Sheng Xing Trading Co., LTD
Schedule of Equity Method Investments [Line Items]
Equity interest agreed to acquire							40.00%